Net Debt - Schedule of Finance Lease Obligations (Detail) - GBP (£)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	£ 84	£ 78
Future finance charges	(16)	(12)
Total finance lease obligations	68	66
Not later than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	29	25
Between 1 and 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	20	29
Between 2 and 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	13	9
Between 3 and 4 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	7	3
Between 4 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	4	2
Later than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	£ 11	£ 10